SUMMARIZED CONDENSED CONSOLIDATING INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUMMARIZED CONDENSED CONSOLIDATING INFORMATION [Abstract]
Schedule of Condensed Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET
June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$162	$—	$518,588	$179,828	$—	$698,578
Loans receivable, net	—	—	21,193	—	—	21,193
Cash and cash equivalents	1,583	—	—	1,527	—	3,110
Restricted cash	—	—	—	7,076	—	7,076
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	941	4,706	13,698	3,676	—	23,021
Intercompany	72,861	135,875	—	30,054	(238,790)	—
Investment in subsidiaries	247,171	334,637	24,894	—	(606,702)	—
Total assets	$348,258	$475,218	$578,373	$222,161	$(845,492)	$778,518
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$157,872	$—	$157,872
Secured revolving credit facility	—	—	42,500	—	—	42,500
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,293	3,047	1,158	683	—	11,181
Tax liability	25,540	—	—	—	—	25,540
Intercompany	—	—	238,790	—	(238,790)	—
Total liabilities	31,833	228,047	282,448	158,555	(238,790)	462,093
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of June 30, 2012	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 37,051,242 shares issued and outstanding as of June 30, 2012	371	—	—	—	—	371
Additional paid-in capital	349,272	205,389	233,433	52,549	(491,371)	349,272
Cumulative distributions in excess of net income	(33,218)	41,782	62,492	11,057	(115,331)	(33,218)
Total stockholders’ equity	316,425	247,171	295,925	63,606	(606,702)	316,425
Total liabilities and stockholders’ equity	$348,258	$475,218	$578,373	$222,161	$(845,492)	$778,518

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$187	$—	$474,256	$183,934	$—	$658,377
Cash and cash equivalents	41,736	—	—	514	—	42,250
Restricted cash	—	—	—	6,093	—	6,093
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	874	5,079	8,544	2,893	—	17,390
Intercompany	—	145,018	—	25,237	(170,255)	—
Investment in subsidiaries	313,181	391,131	23,611	—	(727,923)	—
Total assets	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$158,398	$—	$158,398
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,296	3,047	4,107	689	—	14,139
Tax liability	25,540	—	—	—	—	25,540
Intercompany	23,109	—	147,146	—	(170,255)	—
Total liabilities	54,945	228,047	151,253	159,087	(170,255)	423,077
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2011	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 36,891,712 shares issued and outstanding as of December 31, 2011	369	—	—	—	—	369
Additional paid-in capital	344,995	288,665	316,011	52,110	(656,786)	344,995
Cumulative distributions in excess of net income	(18,791)	24,516	39,147	7,474	(71,137)	(18,791)
Total stockholders’ equity	326,573	313,181	355,158	59,584	(727,923)	326,573
Total liabilities and stockholders’ equity	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650

Condensed consolidating financial statements for the Company and its subsidiaries, including the Parent Company only, the Issuers, the combined Guarantor subsidiaries and the combined non-Guarantor subsidiaries, are as follows:

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$187	$—	$474,256	$183,934	$—	$658,377
Cash and cash equivalents	41,736	—	—	514	—	42,250
Restricted cash	—	—	—	6,093	—	6,093
Deferred tax assets	25,540	—	—	—	—	25,540
Prepaid expenses, deferred financing costs and other assets	874	5,079	8,544	2,893	—	17,390
Intercompany	—	145,018	—	25,237	(170,255)	—
Investment in subsidiaries	313,181	391,131	23,611	—	(727,923)	—
Total assets	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$158,398	$—	$158,398
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	6,296	3,047	4,107	689	—	14,139
Tax liability	25,540	—	—	—	—	25,540
Intercompany	23,109	—	147,146	—	(170,255)	—
Total liabilities	54,945	228,047	151,253	159,087	(170,255)	423,077
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2011	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 36,891,712 shares issued and outstanding as of December 31, 2011	369	—	—	—	—	369
Additional paid-in capital	344,995	288,665	316,011	52,110	(656,786)	344,995
Cumulative distributions in excess of net income	(18,791)	24,516	39,147	7,474	(71,137)	(18,791)
Total stockholders’ equity	326,573	313,181	355,158	59,584	(727,923)	326,573
Total liabilities and stockholders’ equity	$381,518	$541,228	$506,411	$218,671	$(898,178)	$749,650

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Assets
Real estate investments, net of accumulated depreciation	$230	$—	$289,748	$192,319	$—	$482,297
Cash and cash equivalents	70,841	—	—	3,392	—	74,233
Restricted cash	—	—	—	4,716	—	4,716
Deferred tax assets	26,300	—	—	—	—	26,300
Prepaid expenses, deferred financing costs and other assets	662	5,471	2,261	3,619	—	12,013
Intercompany	—	—	5,635	6,953	(12,588)	—
Investment in subsidiaries	124,061	347,030	22,903	—	(493,994)	—
Total assets	$222,094	$352,501	$320,547	$210,999	$(506,582)	$599,559
Liabilities and stockholders’ equity
Mortgage notes payable	$—	$—	$—	$161,440	$—	$161,440
Senior unsecured notes payable	—	225,000	—	—	—	225,000
Accounts payable and accrued liabilities	5,673	3,440	81	92	—	9,286
Tax liability	26,300	—	—	—	—	26,300
Intercompany	12,588	—	—	—	(12,588)	—
Total liabilities	44,561	228,440	81	161,532	(12,588)	422,026
Stockholders’ equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of December 31, 2010	—	—	—	—	—	—
Common stock, $.01 par value; 125,000,000 shares authorized, 25,061,072 shares issued and outstanding as of December 31, 2010	251	—	—	—	—	251
Additional paid-in capital	177,275	122,281	316,786	48,670	(487,737)	177,275
Cumulative distributions in excess of net income	7	1,780	3,680	797	(6,257)	7
Total stockholders’ equity	177,533	124,061	320,466	49,467	(493,994)	177,533
Total liabilities and stockholders’ equity	$222,094	$352,501	$320,547	$210,999	$(506,582)	$599,559

Schedule of Condensed Income Statement
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Three Months Ended June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$18,372	$6,448	$—	$24,820
Interest income	1	—	296	—	—	297
Total revenues	1	—	18,668	6,448	—	25,117
Expenses:
Depreciation and amortization	12	—	5,492	2,053	—	7,557
Interest	—	4,757	715	2,676	—	8,148
General and administrative	3,083	1	376	29	—	3,489
(Income) loss in subsidiary	(9,017)	(13,775)	55	—	22,737	—
Total expenses	(5,922)	(9,017)	6,638	4,758	22,737	19,194
Net income	$5,923	$9,017	$12,030	$1,690	$(22,737)	$5,923
Net income per common share, basic						$0.16
Net income per common share, diluted						$0.16
Weighted-average number of common shares outstanding, basic						37,147,942
Weighted-average number of common shares outstanding, diluted						37,191,687
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Three Months Ended June 30, 2011
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$12,337	$6,291	$—	$18,628
Interest income	13	—	162	2	—	177
Total revenues	13	—	12,499	6,293	—	18,805
Expenses:
Depreciation and amortization	12	—	4,173	2,105	—	6,290
Interest	—	4,653	324	2,528	—	7,505
General and administrative	2,686	—	208	29	—	2,923
Income in subsidiary	(4,772)	(9,425)	(105)	—	14,302	—
Total expenses	(2,074)	(4,772)	4,600	4,662	14,302	16,718
Net income	$2,087	$4,772	$7,899	$1,631	$(14,302)	$2,087
Net income per common share, basic						$0.08
Net income per common share, diluted						$0.08
Weighted-average number of common shares outstanding, basic						25,154,284
Weighted-average number of common shares outstanding, diluted						25,226,179
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Six Months Ended June 30, 2012
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$35,586	$12,897	$—	$48,483
Interest income	7	—	354	—	—	361
Total revenues	7	—	35,940	12,897	—	48,844
Expenses:
Depreciation and amortization	24	—	10,724	4,112	—	14,860
Interest	—	9,514	1,178	5,154	—	15,846
General and administrative	6,920	2	839	49	—	7,810
Income in subsidiary	(17,265)	(26,781)	(147)	—	44,193	—
Total expenses	(10,321)	(17,265)	12,594	9,315	44,193	38,516
Net income	$10,328	$17,265	$23,346	$3,582	$(44,193)	$10,328
Net income per common share, basic						$0.28
Net income per common share, diluted						$0.28
Weighted-average number of common shares outstanding, basic						37,092,683
Weighted-average number of common shares outstanding, diluted						37,119,005
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Six Months Ended June 30, 2011
(in thousands, except share and per share amounts)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$23,608	$12,582	$—	$36,190
Interest income	41	—	175	1	—	217
Total revenues	41	—	23,783	12,583	—	36,407
Expenses:
Depreciation and amortization	29	—	8,111	4,237	—	12,377
Interest	—	9,403	646	5,054	—	15,103
General and administrative	5,315	—	211	66	—	5,592
Income in subsidiary	(8,638)	(18,041)	(199)	—	26,878	—
Total expenses	(3,294)	(8,638)	8,769	9,357	26,878	33,072
Net income	$3,335	$8,638	$15,014	$3,226	$(26,878)	$3,335
Net income per common share, basic						$0.13
Net income per common share, diluted						$0.13
Weighted-average number of common shares outstanding, basic						25,140,781
Weighted-average number of common shares outstanding, diluted						25,210,575

CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Year December 31, 2011
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$55,447	$25,231	$—	$80,678
Interest income	64	—	3,479	4	—	3,547
Total revenues	64	—	58,926	25,235	—	84,225
Expenses:
Depreciation and amortization	53	—	18,144	8,394	—	26,591
Interest	—	18,913	1,333	10,073	—	30,319
General and administrative	9,905	1	4,476	91	—	14,473
Income in subsidiary	(22,736)	(41,650)	(493)	—	64,879	—
Total expenses	(12,778)	(22,736)	23,460	18,558	64,879	71,383
Net income	$12,842	$22,736	$35,466	$6,677	$(64,879)	$12,842
Net income per common share, basic						$0.43
Net income per common share, diluted						$0.43
Weighted-average number of common shares outstanding, basic						30,109,417
Weighted-average number of common shares outstanding, diluted						30,171,225
CONDENSED CONSOLIDATING STATEMENT OF INCOME
For the Period from November 15, 2010 to December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Revenues:
Rental income	$—	$—	$5,635	$3,146	$—	$8,781
Interest income	12	—	—	2	—	14
Total revenues	12	—	5,635	3,148	—	8,795
Expenses:
Depreciation and amortization	—	—	2,031	1,103	—	3,134
Interest	—	2,470	151	1,238	—	3,859
General and administrative	1,543	—	—	10	—	1,553
Income in subsidiary	(1,780)	(4,250)	(227)	—	6,257	—
Total expenses	(237)	(1,780)	1,955	2,351	6,257	8,546

Income before income taxes	249	1,780	3,680	797	(6,257)	249
Income tax expense	242	—	—	—	—	242
Net income	$7	$1,780	$3,680	$797	$(6,257)	$7
Net income per common share, basic						$—
Net income per common share, diluted						$—
Weighted-average number of common shares outstanding, basic						25,110,936
Weighted-average number of common shares outstanding, diluted						25,186,988

Schedule of Condensed Cash Flow Statement
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2012
(in thousands)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$22,525	$—	$—	$1,562	$—	$24,087
Cash flows from investing activities:
Acquisitions of real estate	—	—	(55,550)	—	—	(55,550)
Origination of note receivable	—	—	(21,176)	—	—	(21,176)
Additions to real estate	—	—	(730)	—	—	(730)
Investment in Subsidiary	(1,449)	(1,449)	—	—	2,898	—
Distribution from Subsidiary	345	345	—	—	(690)	—
Intercompany financing	(37,255)	(37,255)	—	—	74,510	—
Net cash used in investing activities	(38,359)	(38,359)	(77,456)	—	76,718	(77,456)
Cash flows from financing activities:
Proceeds from secured revolving credit facility	—	—	42,500	—	—	42,500
Proceeds from mortgage notes payable	—	—	—	21,947	—	21,947
Principal payments on mortgage notes payable	—	—	—	(22,464)	—	(22,464)
Payments of deferred financing costs	—	—	(2,299)	(1,136)	—	(3,435)
Issuance of common stock	144	—	—	—	—	144
Dividends paid	(24,463)	—	—	—	—	(24,463)
Contribution from Parent	—	1,449	—	1,449	(2,898)	—
Distribution to Parent	—	(345)	—	(345)	690	—
Intercompany financing	—	37,255	37,255	—	(74,510)	—
Net cash provided by (used in) financing activities	(24,319)	38,359	77,456	(549)	(76,718)	14,229
Net increase (decrease) in cash and cash equivalents	(40,153)	—	—	1,013	—	(39,140)
Cash and cash equivalents, beginning of period	41,736	—	—	514	—	42,250
Cash and cash equivalents, end of period	$1,583	$—	$—	$1,527	$—	$3,110

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2011
(in thousands)
(unaudited)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$16,386	$—	$—	$1,542	$—	$17,928
Cash flows from investing activities:
Acquisitions of real estate	—	—	(74,000)	—	—	(74,000)
Acquisition of note receivable	(5,348)	—	—	—	—	(5,348)
Additions to real estate	(86)	—	—	—	—	(86)
Distribution from Subsidiary	3,307	3,307	—	—	(6,614)	—
Intercompany financing	(74,270)	(74,270)	—	—	148,540	—
Net cash used in investing activities	(76,397)	(70,963)	(74,000)	—	141,926	(79,434)
Cash flows from financing activities:
Principal payments on mortgage notes payable	—	—	—	(1,499)	—	(1,499)
Payments of deferred financing costs	—	(270)	—	—	—	(270)
Issuance of common stock	547	—	—	—	—	547

Dividends paid	(8,051)	—	—	—	—	(8,051)
Distribution to Parent	—	(3,307)	—	(3,307)	6,614	—
Intercompany financing	—	74,540	74,000	—	(148,540)	—
Net cash provided by (used in) financing activities	(7,504)	70,963	74,000	(4,806)	(141,926)	(9,273)
Net increase in cash and cash equivalents	(67,515)	—	—	(3,264)	—	(70,779)
Cash and cash equivalents, beginning of period	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, end of period	$3,326	$—	$—	$128	$—	$3,454

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(in thousands)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$41,298	$—	$—	$3,407	$—	$44,705
Cash flows from investing activities:
Acquisitions of real estate	—	—	(204,500)	—	—	(204,500)
Acquisition of note receivable	—	—	(5,348)	—	—	(5,348)
Additions to corporate real estate	(86)	—	—	—	—	(86)
Repayment of note receivable	—	—	5,348	—	—	5,348
Investment in Subsidiary	(164,030)	—	—	—	164,030	—
Net cash used in investing activities	(164,116)	—	(204,500)	—	164,030	(204,586)
Cash flows from financing activities:
Principal payments on mortgage notes payable	—	—	—	(3,027)	—	(3,027)
Payments of deferred financing costs	—	(430)	(200)	(47)	—	(677)
Issuance of common stock	163,242	—	—	—	—	163,242
Dividends paid	(31,640)	—	—	—	—	(31,640)
Contribution from Parent	—	163,934	—	96	(164,030)	—
Distribution to Parent	—	—	—	(3,307)	3,307	—
Distribution from Subsidiary	3,307	—	—	—	(3,307)	—
Intercompany financing	(41,196)	(163,504)	204,700	—	—	—
Net cash provided by (used in) financing activities	93,713	—	204,500	(6,285)	(164,030)	127,898
Net decrease in cash and cash equivalents	(29,105)	—	—	(2,878)	—	(31,983)
Cash and cash equivalents, beginning of period	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, end of period	$41,736	$—	$—	$514	$—	$42,250

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Period from November 15, 2010 to December 31, 2010
(in thousands, except share and per share amounts)

	Parent Company	Issuers	Combined Guarantor Subsidiaries	Combined Non- Guarantor Subsidiaries	Elimination	Consolidated
Net cash provided by operating activities	$5,844	$—	$—	$748	$—	$6,592
Cash flows from investing activities:
Cash received in the Separation	63,747	—	—	3,387	—	67,134
Additions to real estate	(16)	—	—	—	—	(16)
Net cash used in investing activities	63,731	—	—	3,387	—	67,118
Cash flows from financing activities:
Proceeds from notes payables	—	—	—	10,000	—	10,000
Payment of Separation-related obligations	(8,928)	—	—	(153)	—	(9,081)
Intercompany financing	10,355	—	—	(10,355)	—	—
Principal payments on mortgage notes payable	—	—	—	(235)	—	(235)
Payments of deferred financing costs	(161)	—	—	—	—	(161)
Net cash provided by (used in) financing activities	1,266	—	—	(743)	—	523
Net decrease in cash and cash equivalents	70,841	—	—	3,392	—	74,233
Cash and cash equivalents, beginning of period	—	—	—	—	—	—
Cash and cash equivalents, end of period	$70,841	$—	$—	$3,392	$—	$74,233